Adoption of Accounting Pronouncement - Impact of adoption on life and health reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross	$ 2,859,257	[1]	$ 2,497,519	[1]		$ 2,937,823
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross			2,510,293				$ 2,704,229
LDTI Impact | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross			(12,774)			233,594
Life and Health
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross	2,859,257		2,497,519		$ 2,785,382
Less: reinsurance recoverable	(27,588)		(19,810)		(23,526)
Adjusted balance, beginning of year January 1, 2021, net of reinsurance	2,831,669		2,477,709		2,761,856
Life and Health | Long-term protection
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross	1,439,344		1,264,674		1,470,052	1,474,388
Effect of changes in discount rate assumptions	(2,309,437)		(2,834,879)		(669,724)
Effect of changes in cash flow assumptions			(46,073)		124,380		132,056
Less: reinsurance recoverable	(7,256)		(15,013)		(15,214)	(28,190)
Adjusted balance, beginning of year January 1, 2021, net of reinsurance	1,432,088		1,249,661		1,454,838	1,446,198
Life and Health | Long-term protection | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross							1,243,251
Life and Health | Long-term protection | LDTI Impact | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in discount rate assumptions						53,027
Effect of changes in cash flow assumptions						178,110
Life and Health | Longevity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross	469,562		307,993		328,350	369,975
Effect of changes in discount rate assumptions	(1,851,883)		(2,568,369)		(622,169)
Effect of changes in cash flow assumptions			1,341		0		(12,857)
Less: reinsurance recoverable	(3,525)		(3,675)		(4,861)	(6,222)
Adjusted balance, beginning of year January 1, 2021, net of reinsurance	$ 466,037		$ 304,318		$ 323,489	363,753
Life and Health | Longevity | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Life and health reserves, gross							$ 345,306
Life and Health | Longevity | LDTI Impact | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in discount rate assumptions						30,300
Effect of changes in cash flow assumptions						$ (5,631)

[1]	See Note 21 for additional information regarding related party transactions.